Commitments and Contingencies - Additional Information - Logitel (Details)	1 Months Ended						3 Months Ended			9 Months Ended
	Nov. 30, 2017 USD ($)	Oct. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Feb. 28, 2015 maintenance_and_safety_unit	Aug. 31, 2014 maintenance_and_safety_unit	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($) hull	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($) building	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2013 USD ($)
Loss Contingencies [Line Items]
Write-down of assets related to newbuildings							$ 316,726,000	$ 0		$ 318,226,000	$ 43,650,000
Loss contingency accrual			$ 50,500,000				50,500,000			50,500,000
Total principal			3,122,901,000				3,122,901,000			3,122,901,000			$ 3,237,703,000
Newbuildings
Loss Contingencies [Line Items]
Number of units for maintenance safety | building											2
Write-down of assets related to newbuildings											$ 43,700,000
Settled Litigation | Settlement of Claims Between the Subsidiaries and CeFront
Loss Contingencies [Line Items]
Loss contingency, amount of claim settled			10,000,000
Amount of litigation settlement paid			7,300,000
Subsequent Event | Settled Litigation | Final Settlement of Dispute Between Logitel Offshore and Sevan
Loss Contingencies [Line Items]
Loss contingency, amount of claim settled		$ 4,500,000
Stavanger Spirit | Maximum
Loss Contingencies [Line Items]
Estimate of possible loss									$ 170,000,000
Nantong Spirit | Logitel Offshore Rig III LLC
Loss Contingencies [Line Items]
Range of possible losses in addition to what has already been accrued												$ 51,900,000
Nantong Spirit | Maximum
Loss Contingencies [Line Items]
Estimate of possible loss			40,000,000				40,000,000			40,000,000
Nantong Spirit | Minimum
Loss Contingencies [Line Items]
Estimate of possible loss			10,000,000				10,000,000			10,000,000
UMS Segment
Loss Contingencies [Line Items]
Reversed contingent liabilities									$ 14,500,000
UMS Segment | Operating Segments
Loss Contingencies [Line Items]
Write-down of assets related to newbuildings							0			0	43,650,000
Logitel
Loss Contingencies [Line Items]
Percentage of noncontrolling interest acquired						100.00%
Number of units for maintenance safety | maintenance_and_safety_unit					1	3
Logitel | Sevan Marine ASA
Loss Contingencies [Line Items]
Number of hulls to be converted | hull									2
Loan facility				$ 50,000,000.0				$ 50,000,000.0			$ 50,000,000.0
Total principal			$ 50,000,000				$ 50,000,000			$ 50,000,000				$ 60,000,000
Logitel | Sevan Marine ASA | Subsequent Event
Loss Contingencies [Line Items]
Estimated claim	$ 11,000,000
Logitel | Sevan Marine ASA | Vendor Credit Loan
Loss Contingencies [Line Items]
Loan facility														41,000,000
Logitel | Sevan Marine ASA | Cash Loan
Loss Contingencies [Line Items]
Loan facility														$ 19,000,000
Logitel | CeFront Technology AS
Loss Contingencies [Line Items]
Estimated claim				3,800,000
Logitel | CeFront Technology AS | Arendal Spirit Ums
Loss Contingencies [Line Items]
Estimated claim				3,300,000
Logitel | CeFront Technology AS | Nantong Spirit
Loss Contingencies [Line Items]
Estimated claim				$ 20,200,000